Infrareit Acquisition (Narrative) (Details) $ / shares in Units, $ in Millions													2 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	Jul. 29, 2019 USD ($)	May 17, 2019 USD ($)	May 16, 2019 USD ($) $ / shares	May 15, 2019 MW	May 15, 2019 kW	May 15, 2019 property	May 15, 2019 mi	May 15, 2019 USD ($)	Apr. 30, 2019 USD ($)	Feb. 19, 2019 USD ($)	Oct. 18, 2018 USD ($) $ / shares	Jul. 21, 2017 USD ($) mi kW	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2019 USD ($) mi kW	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Repayment of debt																							$ 738.0	$ 144.0	$ 825.0	$ 324.0		$ 41.0
Members contribution									$ 70.0														1,470.0	144.0	284.0
Cash paid																							1,328.0			25.0
Goodwill													$ 4,751.0	$ 4,751.0	$ 4,064.0				$ 4,064.0				4,751.0		4,064.0	4,064.0
InfraREIT Acquisition related costs														7.0									9.0
Revenue														1,041.0			$ 1,021.0						2,057.0	2,011.0	4,101.0	3,958.0	[1]	3,920.0	[1]
Net income														$ 139.0	$ 119.0	$ 194.0	$ 143.0	$ 89.0	$ 77.0	$ 157.0	$ 112.0	$ 73.0	255.0	$ 232.0	545.0	$ 419.0	[1]	$ 431.0	[1]
Subsequent Event [Member]
Business Acquisition [Line Items]
Members contribution	$ 70.0									$ 70.0
Sempra Texas Holdings [Member]
Business Acquisition [Line Items]
Members contribution								$ 1,330.0
Sharyland Merger Agreement [Member]
Business Acquisition [Line Items]
Purchase price												$ 408.0
Transmission of assets												383.0
Cash paid												$ 25.0
Number of assets transferred in circuit miles | mi												517
Power of number of transmission lines transferred | kW												345
InfraREIT [Member]
Business Acquisition [Line Items]
Price per share of common stock to stockholders and limited partners | $ / shares			$ 21.00								$ 21.00
Purchase price			$ 1,328.0								$ 1,275.0												$ 1,328.0
Management agreement termination fee			40.0								$ 40.5
Repayment of debt		$ 602.0
Outstanding debt acquired			351.0													$ 945.0
Transmission of assets			2,552.0
Miles of assets transferred | mi							340																1,575
Cash paid																							$ 1,275.0
Number of assets transferred in circuit miles | mi																							1,235
Power of number of transmission lines transferred				3,900	138																		345
Number Of Operational Generation Facilities | property						20
Number Of Transmission Stations And Substations | property						50
Goodwill			$ 687.0
Revenue													31.0
Net income													$ 13.0
InfraREIT [Member] | Sempra Energy [Member]
Business Acquisition [Line Items]
Partner capital contribution for business combination																									$ 1,330.0

[1]	As adjusted for the retrospective adoption of ASU 2017-07, as discussed in Note 1.